Share-Based Compensation - Summary of Fair Value of Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rate (Minimum)	2.42%	0.79%
Risk-free interest rate (Maximum)	4.02%	1.49%
Expected term (in years)	5 years 9 months 18 days
Dividend yield	0.00%	0.00%
Expected volatility (Minimum)	116.00%	89.00%
Expected volatility (Maximum)	238.00%	113.00%
Maximum
Schedule of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (in years)		6 years 29 days
Minimum
Schedule of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (in years)		5 years